Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2022

	Principal Amount	Fair Value
CORPORATE BONDS - 15.90%
Agriculture - 2.77%

Altria Group, Inc., 3.400%, 02/04/2041	$15,531,000	$10,724,466
		10,724,466
Banks - 1.50%

Credit Suisse AG, 0.000% (Variable Rate), 07/31/2030	10,000	6,986
Credit Suisse AG, 0.000% (Variable Rate), 10/30/2030	420,000	305,475
Morgan Stanley, 0.000% (Variable Rate), 04/30/2030	25,000	21,181
Morgan Stanley, 0.160% (Variable Rate), 07/31/2030	80,000	59,483
Morgan Stanley, 0.000% (Variable Rate), 10/30/2030	80,000	67,582
Morgan Stanley, 0.000% (Variable Rate), 09/26/2033	428,000	308,885
Morgan Stanley, 0.000% (Variable Rate), 10/31/2033	266,000	176,406
Morgan Stanley, 0.000% (Variable Rate), 02/28/2034	478,000	305,140
Morgan Stanley, 0.000% (Variable Rate), 03/31/2034	276,000	196,610
Morgan Stanley, 0.000% (Variable Rate), 03/31/2034	26,000	17,782
Morgan Stanley, 0.000% (Variable Rate), 04/30/2034	66,000	44,133
Morgan Stanley, 0.000% (Variable Rate), 05/30/2034	89,000	64,412
Morgan Stanley, 0.000% (Variable Rate), 06/30/2034	460,000	284,303
Morgan Stanley, 0.000% (Variable Rate), 07/31/2034	25,000	15,442
Morgan Stanley, 0.000% (Variable Rate), 08/29/2034	161,000	107,596
Morgan Stanley, 0.000% (Variable Rate), 08/29/2034	10,000	6,715
Morgan Stanley, 0.000% (Variable Rate), 09/30/2034	231,000	169,381
Morgan Stanley, 0.000% (Variable Rate), 09/30/2034	88,000	62,693
Morgan Stanley, 0.000% (Variable Rate), 10/08/2034	32,000	19,948
Morgan Stanley, 0.000% (Variable Rate), 10/31/2034	103,000	67,476
Morgan Stanley, 0.000% (Variable Rate), 10/31/2034	181,000	122,464
Morgan Stanley, 0.000% (Variable Rate), 10/31/2034	357,000	260,506
Morgan Stanley, 0.000% (Variable Rate), 11/28/2034	231,000	158,074
Morgan Stanley, 0.000% (Variable Rate), 11/28/2034	25,000	16,649
Morgan Stanley, 0.000% (Variable Rate), 01/30/2035	69,000	44,244
Morgan Stanley, 0.000% (Variable Rate), 01/30/2035	175,000	114,655
Morgan Stanley, 0.000% (Variable Rate), 02/27/2035	36,000	24,445
Morgan Stanley, 0.000% (Variable Rate), 03/31/2035	527,000	422,187
Morgan Stanley, 0.000% (Variable Rate), 03/31/2035	114,000	73,204
Morgan Stanley, 0.000% (Variable Rate), 02/29/2036	61,000	43,572
Morgan Stanley, 0.000% (Variable Rate), 04/28/2036	10,000	6,509
Morgan Stanley, 0.000% (Variable Rate), 06/30/2036	40,000	29,113
Morgan Stanley, 0.000% (Variable Rate), 08/31/2036	2,289,000	1,415,405
Morgan Stanley, 0.000% (Variable Rate), 09/30/2036	40,000	26,186
Morgan Stanley, 2.782% (Variable Rate), 11/29/2036	103,000	54,723
Morgan Stanley, 0.000% (Variable Rate), 01/31/2037	224,000	166,567
Morgan Stanley, 0.000% (Variable Rate), 03/31/2037	747,000	446,706
Morgan Stanley, 0.000% (Variable Rate), 04/28/2037	40,000	28,660
Morgan Stanley, 0.000% (Variable Rate), 05/31/2037	25,000	18,328
Morgan Stanley, 0.000% (Variable Rate), 08/31/2037	58,000	34,334
		5,814,160

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2022

	Principal Amount	Fair Value
Commercial Services - 1.51%

Adtalem Global Education, Inc., 5.500%, 03/01/2028(a)	$6,195,000	$5,854,275
		5,854,275
E-Commerce/Services - 0.64%

Uber Technologies, Inc., 6.250%, 01/15/2028(a)	2,500,000	2,462,500
		2,462,500
Electric - 3.84%

American Electric Power Co., Inc., 2.300%, 03/01/2030	10,000,000	8,655,655
Dominion Energy, Inc., 2.250%, 08/15/2031	5,000,000	4,295,682
Southern Co., 3.700%, 04/30/2030	2,000,000	1,931,167
		14,882,504
Food - 0.18%

Post Holdings, Inc., 5.500%, 12/15/2029(a)	750,000	714,375
		714,375
Media - 1.17%

Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 03/01/2042	5,000,000	3,647,043
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026(a)	4,000,000	890,000
		4,537,043
Real Estate - 0.12%

China Evergrande Group, 8.250%, 03/23/2022(b)	4,324,000	362,135
China Evergrande Group, 7.500%, 06/28/2023	1,000,000	83,750
		445,885
Retail - 2.03%

Lowe's Cos., Inc., 3.750%, 04/01/2032	8,077,000	7,841,285
		7,841,285
Specialty Finance - 1.92%

Nationstar Mortgage Holdings, Inc., 5.500%, 08/15/2028(a)	6,125,000	5,412,969
PennyMac Financial Services, Inc., 5.375%, 10/15/2025(a)	1,250,000	1,175,000
PennyMac Financial Services, Inc., 5.750%, 09/15/2031(a)	1,000,000	832,500
		7,420,469
Steel-Producers - 0.22%

Cleveland-Cliffs Steel Corp., 7.000%, 03/15/2027	880,000	853,600
		853,600
TOTAL CORPORATE BONDS		61,550,562
(Cost $70,316,800)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2022

	Principal Amount	Fair Value
SENIOR LOANS - 3.44%
Chemicals - 0.04%

CPC Acquisition Corp., Second Lien Initial Term Loan, 3M US L + 7.75%, 12/29/2028	$175,000	$155,094
		155,094
Commercial Services - 2.10%

RR Donnelley & Sons Co., First Lien Term Loan, 1M US L + 5.00%, 11/01/2026	8,180,370	7,825,015
Travelport Finance S.a r.l., First Lien Initial Term Loan, 6M US L + 5.00%, 05/29/2026	372,888	285,026
		8,110,041
Food - 0.40%

Moran Foods LLC, First Lien Term Loan, 0.000%, 04/01/2024(b)(c)	117,570	–
Moran Foods LLC, First Lien -2020 Term Loan, 3M US L + 7.00%, 04/01/2024	903,127	791,740
Moran Foods, LLC TLA, Second Lien Term Loan, 3M US L + 10.75%, 10/01/2024	1,250,690	766,048
		1,557,788
Leisure Facilities & Services - 0.86%

24 Hour Fitness Worldwide, Inc., First Lien Term Loan, 3M US L + 5.00%, 12/29/2025	275,532	92,647
Carnival Corporation TLB 1L, First Lien Term Loan, 3M US L + 3.25%, 10/06/2028	3,482,500	3,242,347
		3,334,994
Pipelines - 0.04%

GMP Borrower LLC, First Lien Term Loan, 3M US L + 4.50%, 10/28/2027	170,584	144,996
		144,996
Retail - 0.00%(d)

NPC International, Inc., Second Lien Initial Term Loan, 1M US L + 0.00%, 04/18/2025(c)	605,000	–
		–
Theaters - 0.00%(d)

Crown Finance US, Inc., First Lien Initial B-1 Term Loan, 3M US L + 7.00 (PIK Rate 8.25%, Cash Rate 7.00%)%, 05/23/2024(e)	11,493	12,730
		12,730
TOTAL SENIOR LOANS		13,315,643
(Cost $14,837,402)

	Principal Amount	Fair Value
CONVERTIBLE CORPORATE BOND - 0.25%
Internet - 0.25%

Delivery Hero SE, 1.000%, 04/30/2026	300,000	228,783
Delivery Hero SE, 2.125%, 03/10/2029	1,100,000	764,164

TOTAL CONVERTIBLE CORPORATE BOND		992,947
(Cost $867,429)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2022

	Principal Amount	Fair Value
SOVEREIGN DEBT OBLIGATIONS - 0.97%
Sovereign - 0.97%

Ukraine Government International Bond, 7.750%, 09/01/2023(f)	$320,000	$80,000
Ukraine Government International Bond, 7.750%, 09/01/2024(f)	829,000	178,235
Ukraine Government International Bond, 7.750%, 09/01/2025(f)	2,820,000	599,250
Ukraine Government International Bond, 7.750%, 09/01/2026(f)	664,000	139,440
Ukraine Government International Bond, 7.750%, 09/01/2027(f)	1,658,000	348,180
Ukraine Government International Bond, 9.750%, 11/01/2028(f)	4,146,000	870,660
Ukraine Government International Bond, 6.876%, 05/21/2029(f)	1,464,000	300,120
Ukraine Government International Bond, 7.375%, 09/25/2032(f)	1,332,000	269,730
Ukraine Government International Bond, 7.253%, 03/15/2033(f)	3,980,000	796,000
Ukraine Government International Bond, 0.000%, 05/31/2040(f)	630,000	171,675
		3,753,290
TOTAL SOVEREIGN DEBT OBLIGATIONS		3,753,290
(Cost $3,872,216)

	Shares	Fair Value
COMMON STOCK - 6.80%
Agricultural Operations - 0.33%
Benson Hill, Inc.(g)	388,702	1,263,282

E-Commerce/Products - 0.13%
Chewy, Inc.(g)	13,195	512,098

REITS-Mortgage - 0.53%
Blackstone Mortgage Trust, Inc.(g)	69,138	2,056,164

Medical-Drugs - 0.20%
Compass Pathways PLC(g)	48,875	761,961

Publishing-Periodicals - 0.01%
Delaware Enhanced Global Dividend & Income Fund	3,115	24,577

Oil Companies - Exploration & Production - 1.22%
Earthstone Energy, Inc.(g)	331,490	4,703,843

Electronics & Appliances Stores - 0.00%(d)
Everyware Global(c)(g)	43,777	–

Internet Content - Entertainment - 1.44%
Meta Platforms, Inc.(g)	16,700	2,656,970
Netflix, Inc.(g)	12,965	2,915,829
		5,572,799

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2022

	Shares	Fair Value
Enterprise Software/Services - 0.65%
Palantir Technologies, Inc.(g)	242,795	$2,512,928

Credit & Debit - 0.81%
PayPal Holdings, Inc.(g)	36,232	3,135,155

Online Communities - 0.63%
Snap, Inc.(g)	248,399	2,454,182

Marine Services - 0.03%
Harvey Gulf Intl. Marine(g)	7,413	118,608

Entertainment Facilities - 0.02%
24 Hour Fitness Worldwide(g)	306,005	89,659

Mineral & Precious Stone Mining - 0.58%
Covia Equity(g)	169,353	2,243,927

IT Services - 0.00%(d)
IQOR(g)	4,941	19,764

Power Generation - 0.20%
Longview Power LLC(g)	61,813	772,663

Auto/Truck Parts & Equipment - 0.02%
Arbe Robotics, Ltd.(g)	13,142	70,441

TOTAL COMMON STOCK		26,312,051
(Cost $22,429,201)

	Shares	Fair Value
CLOSED END FUNDS - 13.88%
Aberdeen New India Investment Trust PLC	85,681	588,493
abrdn Japan Equity Fund, Inc.	47,038	282,228
abrdn Smaller Companies Income Trust PLC	161,889	525,402
Allianz Technology Trust PLC(g)	209,170	613,895
Angel Oak Dynamic Financial Strategies Income Term Trust	236	4,095
Baillie Gifford UK Growth Trust PLC	15,583	33,855
Baillie Gifford US Growth Trust PLC(g)	814,458	1,735,738
Blackrock Capital Allocation Trust	18,478	282,529
Blackrock ESG Capital Allocation Trust	34,838	526,054
BlackRock Smaller Cos. Trust PLC	53,465	944,094
Center Coast Brookfield MLP & Energy Infrastructure Fund	146,912	2,565,084
Citadel Income Fund	127,000	280,668
ClearBridge Energy Midstream Opportunity Fund, Inc.	10,345	290,901
ClearBridge MLP & Midstream Fund, Inc.	1,191	39,791
Cushing MLP & Infrastructure Total Return Fund	65,283	2,043,358
Cushing NextGen Infrastructure Income Fund	23,585	1,011,089

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2022

	Shares	Fair Value
Deezer SA(g)	8,179	$30,929
Delaware Investments National Municipal Income Fund	186,240	2,337,312
Delaware Ivy High Income Opportunities Fund	144,101	1,583,670
Eaton Vance New York Municipal Bond Fund	9,127	91,361
Ecofin Sustainable and Social Impact Term Fund	31,254	455,996
Ellsworth Growth and Income Fund, Ltd.	116,777	1,082,523
European Opportunities Trust PLC	61,426	561,784
First Trust/abrdn Emerging Opportunity Fund	13,198	112,579
Goldman Sachs MLP Energy and Renaissance Fund	278	3,567
Guggenheim Active Allocation Fund	848	13,169
Henderson Opportunities Trust PLC	111,656	1,505,925
Henderson Smaller Companies Investment Trust PLC	33,764	374,173
Invesco Perpetual UK Smaller Cos. Investment Trust PLC	61,481	352,646
Japan Smaller Capitalization Fund, Inc.	7,794	51,440
JPMorgan Mid Cap Investment Trust PLC	3,319	38,519
JPMorgan UK Smaller Companies Investment Trust PLC	54,113	195,720
Kayne Anderson NextGen Energy & Infrastructure, Inc.	77,500	649,450
Korea Fund, Inc.	27,872	709,900
Mercantile Investment Trust PLC	75,753	189,117
MFS High Yield Municipal Trust	6,257	22,588
Miller/Howard High Dividend Fund	333,513	3,355,141
Morgan Stanley Emerging Markets Debt Fund, Inc.	103,203	714,165
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	107,623	475,694
Neuberger Berman MLP & Energy Income Fund, Inc.	87,199	600,801
Neuberger Berman New York Municipal Fund, Inc.	360	3,784
Neuberger Berman Next Generation Connectivity Fund, Inc.	122,261	1,342,426
New Ireland Fund, Inc.	95,326	724,478
Nuveen Core Plus Impact Fund	60,933	762,881
Nuveen Multi-Asset Income Fund	13,985	192,294
Pershing Square Holdings, Ltd.	50,990	1,652,076
PGIM Global High Yield Fund, Inc.	79	946
PGIM Short Duration High Yield Opportunities Fund	9	140
PIMCO Energy & Tactical Credit Opportunities Fund	254,162	3,743,806
Pioneer Municipal High Income Opportunities Fund, Inc.	1	13
Principal Real Estate Income Fund	51,780	681,943
River & Mercantile UK Micro Cap Investment Co., Ltd.(g)	172,240	346,095
Salient Midstream & MLP Fund	528,128	4,399,306
Schroder British Opportunities Trust PLC(g)	1,453,746	1,336,636
Schroder UK Mid Cap Fund PLC	659,095	4,623,257
Taiwan Fund, Inc.	3,223	83,754
Templeton Emerging Markets Fund	1,470	17,807
Templeton Global Income Fund	261,646	1,200,955
Tortoise Energy Independence Fund, Inc.	29,984	904,317
Tortoise Midstream Energy Fund, Inc.	62,654	2,292,510
Tortoise Pipeline & Energy Fund, Inc.	8,718	256,309
Tortoise Power and Energy Infrastructure Fund, Inc.	63,685	1,197,127
Vertical Capital Income Fund	38,522	360,181
Virtus Convertible & Income Fund II	353	1,207

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2022

	Shares	Fair Value
Voya Emerging Markets High Income Dividend Equity Fund	55,586	$314,061
Voya Infrastructure Industrials and Materials Fund	1,024	10,353
Western Asset Diversified Income Fund	686	9,796
Western Asset Emerging Markets Debt Fund, Inc.	173	1,595
		53,735,496

TOTAL CLOSED END FUNDS		53,735,496
(Cost $53,879,581)

	Shares	Fair Value
PREFERRED STOCK - 0.68%
Entertainment Facilities - 0.08%
24 Hour Fitness Worldwide, Inc.(g)	407,959	305,969

Transportation - 0.60%
G-ILS Transportation Ltd. Preferred B-3 Shares(c)(g)	1,332	2,219,500
TERACT SA(g)	13,079	99,720
		2,319,220

TOTAL PREFERRED STOCK		2,625,189
(Cost $2,859,327)

	Shares	Fair Value
UNIT TRUST - 0.44%
Grayscale Bitcoin Trust(h)	60,400	893,920
Grayscale Ethereum Trust(g)(h)	64,858	815,265
		1,709,185

TOTAL UNIT TRUST		1,709,185
(Cost $1,891,358)

	Shares	Fair Value
SPECIAL PURPOSE ACQUISITION COMPANIES - 94.18%
Investment Companies - 94.18%
10X Capital Venture Acquisition Corp. II(g)	834	8,277
10X Capital Venture Acquisition Corp. III(g)	111,508	1,119,540
26 Capital Acquisition Corp.(g)	69,009	681,464
5:01 Acquisition Corp.(g)	91,755	911,586
7 Acquisition Corp.(g)	50,470	504,448
7GC & Co. Holdings, Inc.(g)	48,684	481,485
8i ACQUISITION 2 Corp.(g)	46,160	457,907
A SPAC I Acquisition Corp.(g)	2	20
A SPAC II Acquisition Corp.(g)	68,843	680,857
ABG Acquisition Corp. I(g)	34,184	336,029
Abri SPAC I, Inc.(g)	47,464	474,165
Accelerate Acquisition Corp.(g)	66,589	652,572
Accretion Acquisition Corp.(g)	102,643	1,016,166
Acropolis Infrastructure Acquisition Corp.(g)	76,319	741,821

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2022

	Shares	Fair Value
Adara Acquisition Corp.(g)	35,768	$355,180
Adit EdTech Acquisition Corp.(g)	68,464	675,055
Advanced Merger Partners, Inc.(g)	35,355	347,716
AEA-Bridges Impact Corp.(g)	136,970	1,366,961
Aequi Acquisition Corp.(g)	76,958	762,654
Aesther Healthcare Acquisition Corp.(g)	115,745	1,192,173
AF Acquisition Corp.(g)	97,266	954,179
African Gold Acquisition Corp.(g)	176,315	1,734,940
Agile Growth Corp.(g)	59,098	580,933
Agrinam Acquisition Corp.(g)	19,798	194,020
Ahren Acquisition Corp.(g)	19,716	196,569
AIB Acquisition Corp.(g)	62,010	618,550
Alpha Healthcare Acquisition Corp. III(g)	22,899	222,807
Alpha Partners Technology Merger Corp.(g)	19,691	192,184
Alpine Acquisition Corp.(g)	119,504	1,217,746
Alset Capital Acquisition Corp.(g)	40,719	401,897
ALSP Orchid Acquisition Corp. I(g)	104,793	1,050,026
AltC Acquisition Corp.(g)	61,326	594,862
AltEnergy Acquisition Corp.(g)	22,461	224,498
Andretti Acquisition Corp.(g)	50,274	500,729
Angel Oak Financial Strategies Income Term Trust(g)	469	6,941
Angel Pond Holdings Corp.(g)	33,960	332,129
Anthemis Digital Acquisitions I Corp.(g)	99,433	995,324
Anzu Special Acquisition Corp. I(g)	18,438	181,153
AP Acquisition Corp.(g)	52,489	528,039
Apeiron Capital Investment Corp.(g)	112,889	1,133,970
Apollo Strategic Growth Capital II(g)	45,066	443,900
APx Acquisition Corp. I(g)	46,626	467,659
Arbor Rapha Capital Bioholdings Corp. I(g)	91,921	928,862
Arctos NorthStar Acquisition Corp.(g)	39,600	390,456
Arena Fortify Acquisition Corp.(g)	103,357	1,038,221
Ares Acquisition Corp.(g)	74,515	735,463
Argus Capital Corp.(g)	56,098	562,102
Aries I Acquisition Corp.(g)	11,338	115,194
Arisz Acquisition Corp.(g)	34,348	340,732
Armada Acquisition Corp. I(g)	102	1,015
Arrowroot Acquisition Corp.(g)	205,758	2,022,601
Artemis Strategic Investment Corp., Class B(c)(g)	12,038	11,556
Artemis Strategic Investment Corp.(g)	142,048	1,419,060
ARYA Sciences Acquisition Corp. V(g)	12,591	122,888
Ascendant Digital Acquisition Corp. III(g)	183,145	1,844,270
Astrea Acquisition Corp.(g)	1,854	18,280
Athena Consumer Acquisition Corp.(g)	93,080	938,246
Athlon Acquisition Corp.(g)	94,859	935,310
Atlantic Avenue Acquisition Corp.(g)	143,984	1,432,641
Atlantic Coastal Acquisition Corp.(g)	51,070	500,997
Atlantic Coastal Acquisition Corp. II(g)	95,202	951,068
Atlas Crest Investment Corp. II(g)	74,345	731,555

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2022

	Shares	Fair Value
Ault Disruptive Technologies Corp.(g)	24,919	$249,688
Aura FAT Projects Acquisition Corp.(g)	58,439	583,806
Aurora Technology Acquisition Corp.(g)	63,578	632,601
Austerlitz Acquisition Corp. II(g)	61,850	605,511
Authentic Equity Acquisition Corp.(g)	12,713	125,732
Avalon Acquisition, Inc.(g)	77,027	771,040
Avanti Acquisition Corp.(g)	187,777	1,870,259
Avista Public Acquisition Corp. II(g)	2,914	29,504
Axios Sustainable Growth Acquisition Corp.(g)	60,175	605,360
B Riley Principal 250 Merger Corp.(g)	52,757	514,381
Bannix Acquisition Corp.(g)	57,872	577,852
Banyan Acquisition Corp.(g)	87,049	868,749
Battery Future Acquisition Corp.(g)	92,866	922,159
BCLS Acquisition Corp.(g)	15,905	158,096
Beard Energy Transition Acquisition Corp.(g)	120,587	1,201,047
Belong Acquisition Corp.(g)	60,448	596,320
Berenson Acquisition Corp. I(g)	67,257	659,119
BGP Acquisition Corp.(g)	32,622	316,597
BioPlus Acquisition Corp.(g)	99,655	993,560
Biotech Acquisition Co.(g)	109,702	1,080,565
Bite Acquisition Corp.(g)	82,922	816,782
Black Mountain Acquisition Corp.(g)	103,581	1,034,774
Black Spade Acquisition Co.(g)	28,533	277,769
Blockchain Coinvestors Acquisition Corp. I(g)	211,857	2,114,333
Blockchain Moon Acquisition Corp.(g)	41,209	409,617
Blue Ocean Acquisition Corp.(g)	50,462	503,106
Blue Safari Group Acquisition Corp.(g)	20,853	211,866
Blue Whale Acquisition Corp. I(g)	16,386	159,518
Blue World Acquisition Corp.(g)	51,687	514,286
BlueRiver Acquisition Corp.(g)	23,897	235,863
Bluescape Opportunities Acquisition Corp.(g)	175,838	1,749,588
BOA Acquisition Corp.(g)	74,344	730,802
Bridgetown Holdings, Ltd.(g)	7,835	78,037
Broad Capital Acquisition Corp.(g)	69,924	696,443
Broadscale Acquisition Corp.(g)	10,459	103,335
Build Acquisition Corp.(g)	36,073	354,237
BurTech Acquisition Corp.(g)	163,595	1,631,042
BYTE Acquisition Corp.(g)	163,063	1,602,909
C5 Acquisition Corp.(g)	144,119	1,441,190
Cactus Acquisition Corp. 1, Ltd.(g)	49,956	499,060
Canna-Global Acquisition Corp.(g)	163,278	1,645,842
Capitalworks Emerging Markets Acquisition Corp.(g)	138,241	1,386,557
Carney Technology Acquisition Corp. II(g)	81,138	802,861
Cartica Acquisition Corp.(g)	148,709	1,496,756
Catalyst Partners Acquisition Corp.(g)	20,382	199,947
Catcha Investment Corp.(g)	120,767	1,190,763
CC Neuberger Principal Holdings III(g)	47,093	466,221
CENAQ Energy Corp.(g)	122,480	1,241,335
CF Acquisition Corp. IV(g)	120,117	1,186,756

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2022

	Shares	Fair Value
CF Acquisition Corp. VII(g)	21,449	$213,632
CF Acquisition Corp. VIII(g)	46,841	474,968
Chain Bridge I(g)	66,734	666,005
Chardan NexTech Acquisition 2 Corp.(g)	30,163	306,456
Chenghe Acquisition Co.(g)	800	8,016
Churchill Capital Corp. VI(g)	26,323	259,018
Churchill Capital Corp. VII(g)	50,077	491,255
CIIG Capital Partners II, Inc.(g)	42,062	419,358
Clarim Acquisition Corp.(g)	43,321	428,011
Clean Earth Acquisitions Corp.(g)	99,174	978,352
ClimateRock(g)	23,557	234,157
Clover Leaf Capital Corp.(g)	17,736	180,819
Cohn Robbins Holdings Corp.(g)	17,985	179,490
Colicity, Inc.(g)	46,304	455,631
Colombier Acquisition Corp.(g)	77,686	756,662
Compute Health Acquisition Corp.(g)	83,083	818,368
Concord Acquisition Corp. III(g)	98,857	989,064
Consilium Acquisition Corp. I, Ltd.(g)	78,255	771,203
Constellation Acquisition Corp. I(g)	24,177	238,385
Conx Corp.(g)	30,069	298,886
Corazon Capital V838 Monoceros Corp.(g)	12,882	126,501
Corner Growth Acquisition Corp.(g)	65,955	653,284
Counter Press Acquisition Corp.(g)	20,213	202,332
COVA Acquisition Corp.(g)	105,029	1,035,061
Crixus BH3 Acquisition Co.(g)	15,539	154,069
Crown PropTech Acquisitions(g)	65,036	639,954
Crucible Acquisition Corp.(g)	125,933	1,242,971
Crypto 1 Acquisition Corp.(g)	20,390	203,288
Crystal Peak Acquisition(g)	334,985	3,349,850
D & Z Media Acquisition Corp.(g)	68,000	670,480
DA32 Life Science Tech Acquisition Corp.(g)	108,727	1,059,001
Data Knights Acquisition Corp.(g)	43,918	452,355
Decarbonization Plus Acquisition Corp. IV(g)	44,370	442,147
DEE Tech SA(g)	41,293	415,703
Deep Lake Capital Acquisition Corp.(g)	55,459	547,935
Deep Medicine Acquisition Corp.(g)	74,268	745,651
Denali Capital Acquisition Corp.(g)	27,621	276,210
DHB Capital Corp.(g)	19,989	196,392
DHC Acquisition Corp.(g)	44,994	442,741
DiamondHead Holdings Corp.(g)	74,868	738,198
Digital Health Acquisition Corp.(g)	62,890	633,302
Digital Transformation Opportunities Corp.(g)	141,108	1,387,092
Digital World Acquisition Corp., Class B(c)(g)	25,893	276,019
DILA Capital Acquisition Corp.(g)	20,741	205,336
Direct Selling Acquisition Corp.(g)	154,081	1,553,136
Disruptive Acquisition Corp. I(g)	12,124	119,179
Disruptive Capital Acquisition Co., Ltd.(g)	58,870	718,714
dMY Technology Group, Inc. VI(g)	27,831	272,744

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2022

	Shares	Fair Value
DP Cap Acquisition Corp. I(g)	89,472	$894,273
Dragoneer Growth Opportunities Corp. III(g)	28,687	281,133
DTRT Health Acquisition Corp.(g)	172,359	1,740,826
DUET Acquisition Corp.(g)	5,996	59,570
Edify Acquisition Corp.(g)	52,112	514,085
EG Acquisition Corp.(g)	107,079	1,046,162
Elliott Opportunity II Corp.(g)	27,348	267,463
Emerging Markets Horizon Corp.(g)	112,680	1,126,237
Empowerment & Inclusion Capital I Corp.(g)	145,975	1,440,773
Endurance Acquisition Corp.(g)	30,511	301,296
Energem Corp.(g)	72,341	729,197
Energy Transition Partners BV(g)	50,557	508,965
Enterprise 4.0 Technology Acquisition Corp.(g)	44,710	447,324
Epiphany Technology Acquisition Corp.(g)	188,936	1,864,798
EQ Health Acquisition Corp.(g)	76,034	748,935
ESG Core Investments BV(g)	281,009	2,745,670
ESGEN Acquisition Corp.(g)	158,733	1,603,203
ESM Acquisition Corp.(g)	18,627	183,290
Eucrates Biomedical Acquisition Corp.(g)	22,562	224,266
Eureking SA(g)	59,955	605,108
European Biotech Acquisition Corp.(g)	1,223	12,059
EVe Mobility Acquisition Corp.(g)	83,089	828,397
Everest Consolidator Acquisition Corp.(g)	100,984	1,013,879
Evergreen Corp.(g)	70,091	702,312
Evo Acquisition Corp.(g)	56,878	559,680
ExcelFin Acquisition Corp.(g)	51,002	509,765
Executive Network Partnering Corp.(g)	83,964	834,602
Far Peak Acquisition Corp.(g)	21,242	209,234
FAST Acquisition Corp. II(g)	28,787	282,400
Fat Projects Acquisition Corp., Class B(c)(g)	4,886	5,081
Fat Projects Acquisition Corp.(g)	61,845	614,739
FG Acquisition Corp.(g)	50,526	497,681
FG Merger Corp.(g)	1,483	14,815
Fifth Wall Acquisition Corp. III(g)	77,093	753,199
Figure Acquisition Corp. I(g)	6,245	61,451
Financial Strategies Acquisition Corp.(g)	65,207	651,744
Financials Acquisition Corp.(g)	57,393	691,945
Finnovate Acquisition Corp.(g)	100,186	999,856
FinServ Acquisition Corp. II(g)	50,815	500,020
FinTech Acquisition Corp. VI(g)	150,553	1,487,464
Fintech Ecosystem Development Corp.(g)	54,704	550,322
Fintech Evolution Acquisition Group(g)	61,069	599,698
First Light Acquisition Group, Inc.(g)	45,338	451,566
First Reserve Sustainable Growth Corp.(g)	17,131	168,055
Flame Acquisition Corp.(g)	177,120	1,741,090
Focus Impact Acquisition Corp.(g)	56,923	568,945
Forbion European Acquisition Corp.(g)	22,181	222,365
Forest Road Acquisition Corp. II(g)	108,352	1,062,933
Fortistar Sustainable Solutions Corp.(g)	27,088	266,817

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2022

	Shares	Fair Value
Fortress Capital Acquisition Corp.(g)	124,120	$1,227,547
Fortress Value Acquisition Corp. III(g)	34,526	340,772
Fortress Value Acquisition Corp. IV(g)	13,870	136,203
Fortune Rise Acquisition Corp.(g)	36,191	366,615
Forum Merger IV Corp.(g)	104,456	1,025,758
Frazier Lifesciences Acquisition Corp.(g)	19,116	189,822
Freedom Acquisition I Corp.(g)	18,275	180,191
Frontier Acquisition Corp.(g)	57,947	569,040
FTAC Athena Acquisition Corp.(g)	5,118	50,336
FTAC Hera Acquisition Corp.(g)	227,355	2,234,900
FTAC Parnassus Acquisition Corp.(g)	39,792	391,951
FTAC Zeus Acquisition Corp.(g)	121,313	1,202,212
Fusion Acquisition Corp. II(g)	188,052	1,848,551
Future Health ESG Corp.(g)	77,163	769,315
FutureTech II Acquisition Corp.(g)	52,279	525,404
G Squared Ascend II, Inc.(g)	34,568	341,013
Galata Acquisition Corp.(g)	53,213	527,341
Games & Esports Experience Acquisition Corp.(g)	118,761	1,197,111
Gaming & Hospitality Acquisition Corp.(g)	48,459	477,563
Gardiner Healthcare Acquisitions Corp.(g)	19,715	196,953
Genesis Growth Tech Acquisition Corp.(g)	47,855	480,943
Genesis Unicorn Capital Corp.(g)	6,940	69,400
GFJ Esg Acquisition I SE(g)	75,358	770,193
GigCapital5, Inc.(g)	60,253	605,543
GigInternational1, Inc.(g)	47,940	483,715
Gladstone Acquisition Corp.(g)	37,300	378,222
Glass Houses Acquisition Corp.(g)	150,419	1,477,115
Global Blockchain Acquisition Corp.(g)	40,470	398,427
Global Consumer Acquisition Corp.(g)	36,026	364,583
Global Partner Acquisition Corp. II(g)	31,433	310,872
Global Technology Acquisition Corp. I(g)	85,831	858,310
Globalink Investment, Inc.(g)	58,520	584,030
GO Acquisition Corp.(g)	133,924	1,340,579
Goal Acquisitions Corp.(g)	88,824	874,028
GoGreen Investments Corp.(g)	130,678	1,313,314
Golden Arrow Merger Corp.(g)	92,834	912,558
Golden Falcon Acquisition Corp.(g)	139,454	1,379,200
Goldenstone Acquisition, Ltd.(g)	5,502	54,745
Good Works II Acquisition Corp.(g)	61,516	612,699
Gores Holdings IX, Inc.(g)	121,537	1,169,186
Gores Holdings VII, Inc.(g)	297,586	2,925,270
Gores Holdings VIII, Inc.(g)	21,559	212,141
Gores Technology Partners II, Inc.(g)	49,313	484,254
Gores Technology Partners, Inc.(g)	1,934	18,992
Graf Acquisition Corp. IV(g)	55,750	545,235
Green Visor Financial Technology Acquisition Corp. I(g)	95,725	962,994
Group Nine Acquisition Corp.(g)	12,236	120,769
GSR II Meteora Acquisition Corp.(g)	142,738	1,413,106

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2022

	Shares	Fair Value
Hamilton Lane Alliance Holdings I, Inc.(g)	21,117	$208,425
Hawks Acquisition Corp.(g)	117,468	1,150,012
Health Assurance Acquisition Corp.(g)	20,290	201,277
Healthcare Services Acquisition Corp.(g)	51,077	504,130
Healthwell Acquisition Corp. I(g)	2,001	19,470
Heartland Media Acquisition Corp., Class A(g)	2,998	29,860
Hennessy Capital Investment Corp. V(g)	16,611	163,951
HH&L Acquisition Co.(g)	89,355	879,253
HHG Capital Corp.(g)	17,425	174,773
HIG Acquisition Corp.(g)	103,397	1,027,766
Highland Transcend Partners I Corp.(g)	31,494	312,420
HNR Acquisition Corp.(g)	44,874	450,086
Home Plate Acquisition Corp.(g)	46,382	455,471
Hudson Executive Investment Corp. II(g)	44,517	438,492
Hudson Executive Investment Corp. III(g)	134,382	1,323,663
HumanCo Acquisition Corp.(g)	24,511	242,659
Hunt Cos. Acquisition Corp. I(g)	128,300	1,294,547
Ibere Pharmaceuticals(g)	6,446	63,429
Iconic Sports Acquisition Corp.(g)	85,644	861,579
IG Acquisition Corp.(g)	13,337	132,703
Ignyte Acquisition Corp.(g)	17,138	170,095
Inception Growth Acquisition, Ltd.(g)	33,772	335,525
Independence Holdings Corp.(g)	3,378	33,172
Industrial Human Capital, Inc.(g)	14,916	150,502
Industrial Tech Acquisitions II, Inc.(g)	101,997	1,017,930
Infinite Acquisition Corp.(g)	28,365	280,530
InFinT Acquisition Corp.(g)	110,294	1,111,212
Innovative International Acquisition Corp.(g)	134,343	1,352,834
Insight Acquisition Corp.(g)	36,845	364,029
INSU Acquisition Corp. III(g)	14,981	148,012
Integral Acquisition Corp. 1(g)	38,577	382,298
Integrated Rail and Resources Acquisition Corp.(g)	153,090	1,532,431
Integrated Wellness Acquisition Corp.(g)	58,418	587,685
Intelligent Medicine Acquisition Corp.(g)	128,628	1,291,425
InterPrivate IV InfraTech Partners, Inc.(g)	80,861	793,246
Investcorp Europe Acquisition Corp. I(g)	55,193	554,138
Investcorp India Acquisition Corp.(g)	74,944	752,438
ION Acquisition Corp. 3, Ltd.(g)	1,887	18,530
Iron Spark I, Inc.(g)	38,366	379,440
Isleworth Healthcare Acquisition Corp.(g)	50,061	499,358
Itiquira Acquisition Corp.(g)	119,763	1,183,857
IX Acquisition Corp.(g)	22,361	220,708
Jack Creek Investment Corp.(g)	24,302	239,861
Jackson Acquisition Co.(g)	5,642	55,856
Jaws Juggernaut Acquisition Corp.(g)	14,501	141,892
Jaws Mustang Acquisition Corp.(g)	159,559	1,578,039
Jiya Acquisition Corp.(g)	788	7,809
JOFF Fintech Acquisition Corp.(g)	122,924	1,209,572
Juniper II Corp.(g)	40,172	400,113

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2022

	Shares	Fair Value
Jupiter Acquisition Corp.(g)	14,439	$140,491
Jupiter Wellness Acquisition Corp.(g)	88,009	879,650
Kadem Sustainable Impact Corp.(g)	75,482	741,233
Kairos Acquisition Corp.(g)	11,597	114,694
Kairous Acquisition Corp. ltd(g)	13,555	135,753
Kensington Capital Acquisition Corp. V(g)	58,918	585,645
Kernel Group Holdings, Inc.(g)	59,893	591,144
Keyarch Acquisition Corp.(g)	20,135	197,726
Khosla Ventures Acquisition Co.(g)	18,131	177,502
Kimbell Tiger Acquisition Corp.(g)	119,582	1,206,582
Kismet Acquisition Two Corp.(g)	39,461	388,099
KKR Acquisition Holdings I Corp.(g)	168,511	1,658,148
KL Acquisition Corp.(g)	92,996	916,941
KnightSwan Acquisition Corp.(g)	8,994	89,760
L Catterton Asia Acquisition Corp.(g)	5,761	56,717
Lakeshore Acquisition I Corp.(g)	12,332	123,258
LAMF Global Ventures Corp. I(g)	138,675	1,381,203
Landcadia Holdings IV, Inc.(g)	72,758	712,301
Larkspur Health Acquisition Corp.(g)	35,393	353,753
LAVA Medtech Acquisition Corp.(g)	37,985	380,610
Lazard Growth Acquisition Corp. I(g)	64,054	631,572
LDH Growth Corp. I(g)	42,328	416,508
Lefteris Acquisition Corp.(g)	43,328	430,247
Legato Merger Corp. II(g)	25,933	258,033
Leo Holdings Corp. II(g)	50,399	498,446
Levere Holdings Corp.(g)	54,573	537,817
LF Capital Acquisition Corp. II, Class A(g)	166,778	1,676,119
Liberty Resources Acquisition Corp.(g)	76,982	773,669
Lionheart III Corp.(g)	77,022	772,531
LIV Capital Acquisition Corp. II(g)	58,346	584,043
LMF Acquisition Opportunities, Inc.(g)	59,099	603,992
Logistics Innovation Technologies Corp.(g)	30,319	295,610
Longview Acquisition Corp. II(g)	40,650	399,996
Lux Health Tech Acquisition Corp.(g)	40,694	403,888
M3-Brigade Acquisition II Corp.(g)	86,250	846,975
M3-Brigade Acquisition III Corp.(g)	14,905	149,497
Macondray Capital Acquisition Corp. I(g)	84,283	839,459
Magnum Opus Acquisition, Ltd.(g)	36,420	357,644
Malacca Straits Acquisition Co., Ltd.(g)	26,253	268,043
Mana Capital Acquisition Corp.(g)	39,874	398,341
Marblegate Acquisition Corp.(g)	153,146	1,520,740
Marlin Technology Corp.(g)	269,133	2,664,417
Maxpro Capital Acquisition Corp.(g)	37,123	374,942
McLaren Technology Acquisition Corp.(g)	122,181	1,227,919
MDH Acquisition Corp.(g)	54,356	534,863
Medicus Sciences Acquisition Corp.(g)	80,321	791,162
Mercato Partners Acquisition Corp.(g)	99,370	995,191
Metal Sky Star Acquisition Corp.(g)	40,420	398,945

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2022

	Shares	Fair Value
Metals Acquisition Corp.(g)	35,266	$344,901
Minority Equality Opportunities Acquisition, Inc.(g)	140,593	1,424,207
Mission Advancement Corp.(g)	89,303	876,955
Model Performance Acquisition Corp.(g)	8,645	88,438
Monterey Bio Acquisition Corp.(g)	60,261	606,226
Monument Circle Acquisition Corp.(g)	32,069	316,200
Moringa Acquisition Corp.(g)	35,406	348,395
Motive Capital Corp. II(g)	12,857	127,606
Mount Rainier Acquisition Corp.(g)	13,035	131,262
Mountain & Co. I Acquisition Corp.(g)	125,353	1,271,079
Mountain Crest Acquisition Corp. IV(g)	34,801	344,008
Mountain Crest Acquisition Corp. V(g)	18,152	179,705
Mudrick Capital Acquisition Corp. II(g)	413,808	4,183,599
Murphy Canyon Acquisition Corp.(g)	51,468	517,768
Music Acquisition Corp.(g)	108,303	1,065,702
Nabors Energy Transition Corp.(g)	188,038	1,888,842
Natural Order Acquisition Corp.(g)	17,524	173,838
New Energy One Acquisition Corp. PLC(g)	445,953	5,376,526
New Providence Acquisition Corp. II(g)	77,530	773,749
New Vista Acquisition Corp.(g)	46,189	455,885
Newbury Street Acquisition Corp.(g)	20,019	196,386
Newcourt Acquisition Corp.(g)	126,219	1,271,025
Noble Rock Acquisition Corp.(g)	56,711	561,439
North Mountain Merger Corp.(g)	1,650	16,426
Northern Star Investment Corp. II(g)	201,428	1,984,066
Northern Star Investment Corp. III(g)	58,650	577,263
Northern Star Investment Corp. IV(g)	70,002	688,120
NorthView Acquisition Corp.(g)	38,482	382,896
Nova Vision Acquisition Corp.(g)	32,258	328,225
Nubia Brand International Corp.(g)	58,524	586,996
OCA Acquisition Corp.(g)	9,841	99,000
OceanTech Acquisitions I Corp.(g)	55,467	562,435
Omega Alpha SPAC(g)	12,550	123,994
OmniLit Acquisition Corp.(g)	77,702	779,351
One Equity Partners Open Water I Corp.(g)	72,832	718,124
Onyx Acquisition Co. I(g)	137,450	1,381,373
OPY Acquisition Corp. I(g)	11,708	115,734
Orion Acquisition Corp.(g)	23,870	234,403
Osiris Acquisition Corp.(g)	23,661	231,168
Oxbridge Acquisition Corp.(g)	17,547	176,698
Oxus Acquisition Corp.(g)	52,867	529,992
Oyster Enterprises Acquisition Corp.(g)	114,212	1,126,701
Pacifico Acquisition Corp.(g)	7,239	72,933
Papaya Growth Opportunity Corp. I(g)	114,924	1,152,688
Parabellum Acquisition Corp.(g)	66,764	660,296
Parsec Capital Acquisitions Corp.(g)	41,916	423,561
Pathfinder Acquisition Corp.(g)	32,966	324,385
Patria Latin American Opportunity Acquisition Corp.(g)	92,291	928,909
Pearl Holdings Acquisition Corp.(g)	36,968	367,832

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2022

	Shares	Fair Value
Pegasus Digital Mobility Acquisition Corp.(g)	65,953	$658,211
Pegasus Digital Mobility Acquisition Corp., Class B(c)(g)	4,456	4,679
PepperLime Health Acquisition Corp.(g)	23,753	235,155
Perception Capital Corp. II(g)	118,089	1,191,518
Peridot Acquisition Corp. II(g)	30,189	297,060
Phoenix Biotech Acquisition Corp.(g)	57,685	581,465
PHP Ventures Acquisition Corp.(g)	32,042	323,304
Pine Island Acquisition Corp.(g)	32,688	323,938
Pine Technology Acquisition Corp.(g)	162,272	1,593,511
Pioneer Merger Corp.(g)	32,375	319,865
Pivotal Investment Corp. III(g)	14,002	137,920
Plum Acquisition Corp. I(g)	73,302	722,758
PMV Consumer Acquisition Corp.(g)	35,259	351,180
Pono Capital Corp.(g)	42,685	433,466
Pontem Corp.(g)	70,672	700,360
Population Health Investment Co., Inc.(g)	5,397	53,700
Power & Digital Infrastructure Acquisition II Corp.(g)	44,362	438,075
Powered Brands(g)	32,988	326,086
PowerUp Acquisition Corp.(g)	141,091	1,414,437
Primavera Capital Acquisition Corp.(g)	176,947	1,746,467
Priveterra Acquisition Corp.(g)	42,674	420,339
Progress Acquisition Corp.(g)	36,214	359,967
PROOF Acquisition Corp. I(g)	61,707	613,374
Property Solutions Acquisition Corp. II(g)	25,701	252,384
PropTech Investment Corp. II(g)	41,944	415,455
Prospector Capital Corp.(g)	18,816	185,996
Provident Acquisition Corp.(g)	46,397	459,330
Pyrophyte Acquisition Corp.(g)	59,361	596,578
RCF Acquisition Corp.(g)	109,504	1,094,492
Recharge Acquisition Corp.(g)	126,426	1,271,213
Redwoods Acquisition Corp.(g)	32,327	319,714
Relativity Acquisition Corp.(g)	52,087	523,474
Revelstone Capital Acquisition Corp.(g)	77,115	761,511
Revolution Healthcare Acquisition Corp.(g)	13,086	128,505
RF Acquisition Corp.(g)	23,928	237,605
Ribbit LEAP, Ltd.(g)	12,229	121,801
Rigel Resource Acquisition Corp.(g)	64,290	643,221
Riverview Acquisition Corp.(g)	53,597	534,586
ROC Energy Acquisition Corp.(g)	74,024	740,240
Rocket Internet Growth Opportunities Corp.(g)	33,430	328,283
Rose Hill Acquisition Corp.(g)	83,056	836,374
Rosecliff Acquisition Corp. I(g)	91,784	902,237
Ross Acquisition Corp. II(g)	2,870	28,183
Roth CH Acquisition IV Co.(g)	17,880	179,158
Roth CH Acquisition V Co.(g)	62,531	619,057
RXR Acquisition Corp.(g)	12,933	127,261
Sagaliam Acquisition Corp.(g)	100,069	997,688
Sanaby Health Acquisition Corp. I(g)	90,010	908,651

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2022

	Shares	Fair Value
Sandbridge X2 Corp.(g)	67,694	$664,078
Sarissa Capital Acquisition Corp.(g)	712	7,084
Science Strategic Acquisition Corp. Alpha(g)	107,999	1,064,870
ScION Tech Growth I(g)	174,243	1,725,877
ScION Tech Growth II(g)	60,966	601,125
SCP & Co. Healthcare Acquisition Co(g)	32,688	322,140
Screaming Eagle Acquisition Corp.(g)	67,654	650,155
Sculptor Acquisition Corp. I(g)	36,931	367,094
Sculptor Capital Management, Inc.(g)	78,255	767,682
Seaport Calibre Materials Acquisition Corp.(g)	39,743	398,026
Seaport Global Acquisition II Corp.(g)	91,410	913,186
Semper Paratus Acquisition Corp.(g)	196,100	1,975,708
Senior Connect Acquisition Corp. I(g)	185,610	1,833,827
Shelter Acquisition Corp. I(g)	39,147	386,772
ShoulderUp Technology Acquisition Corp.(g)	151,540	1,511,611
SHUAA Partners Acquisition Corp. I(g)	45,916	459,160
Sierra Lake Acquisition Corp.(g)	66,804	664,700
Signal Hill Acquisition Corp.(g)	26,924	269,240
Silver Crest Acquisition Corp.(g)	154,643	1,541,791
Silver Spike III Acquisition Corp.(g)	55,043	571,346
SILVERspac, Inc.(g)	55,349	537,439
Simon Property Group Acquisition Holdings, Inc.(g)	10,510	103,523
Sizzle Acquisition Corp.(g)	87,181	875,297
Skydeck Acquisition Corp.(g)	13,316	130,230
Slam Corp.(g)	58,910	580,264
Soar Technology Acquisition Corp.(g)	57,771	589,264
Social Capital Hedosophia Holdings Corp. VI(g)	19,215	191,381
Social Capital Suvretta Holdings Corp. I(g)	67,140	668,714
Social Capital Suvretta Holdings Corp. II(g)	58,318	568,601
Social Capital Suvretta Holdings Corp. IV(g)	86,410	842,498
Social Leverage Acquisition Corp. I(g)	47,446	468,292
Software Acquisition Group, Inc. III(g)	45,702	462,504
Sound Point Acquisition Corp. I, Ltd.(g)	99,902	1,007,012
Southport Acquisition Corp.(g)	49,077	489,298
Spear Investments I BV(g)	20,690	210,404
Spindletop Health Acquisition Corp.(g)	122,357	1,232,135
SportsMap Tech Acquisition Corp.(g)	30,800	308,000
SportsTek Acquisition Corp.(g)	34,022	335,287
Spree Acquisition Corp. 1, Ltd.(g)	75,747	760,500
Springwater Special Situations Corp.(g)	58,969	584,972
ST Energy Transition I, Ltd.(g)	93,266	927,997
StoneBridge Acquisition Corp.(g)	109,133	1,094,604
Stratim Cloud Acquisition Corp.(g)	51,586	507,090
Summit Healthcare Acquisition Corp.(g)	42,915	419,280
Supernova Partners Acquisition Co. III, Ltd.(g)	25,440	249,821
Sustainable Development Acquisition I Corp.(g)	178,237	1,755,634
SVF Investment Corp.(g)	180,495	1,786,901
SVF Investment Corp. 2(g)	218,988	2,157,032
Swiftmerge Acquisition Corp.(g)	72,847	720,093

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2022

	Shares	Fair Value
Tailwind Acquisition Corp.(g)	97,632	$973,391
Talon 1 Acquisition Corp.(g)	143,866	1,453,766
Tastemaker Acquisition Corp.(g)	74,624	744,001
TB SA Acquisition Corp.(g)	81,664	801,940
Tech and Energy Transition Corp.(g)	64,240	630,194
Technology & Telecommunication Acquisition Corp.(g)	52,993	530,990
Tekkorp Digital Acquisition Corp.(g)	1,256	12,485
Thrive Acquisition Corp.(g)	95,562	964,698
Thunder Bridge Capital Partners III, Inc.(g)	71,331	701,897
Tiga Acquisition Corp.(g)	641	6,615
Tio Tech A(g)	22,150	217,513
Tishman Speyer Innovation Corp. II(g)	85,092	837,305
TLG Acquisition One Corp.(g)	96,180	949,297
TLGY Acquisition Corp.(g)	136,622	1,367,586
TPG Pace Beneficial II Corp.(g)	150,036	1,470,353
Transition SA(g)	33,822	343,948
Tribe Capital Growth Corp. I(g)	72,859	714,747
Trine II Acquisition Corp.(g)	125,769	1,257,690
Turmeric Acquisition Corp.(g)	606	6,024
Twelve Seas Investment Co. II(g)	85,682	842,682
Twin Ridge Capital Acquisition Corp.(g)	8,071	79,338
TZP Strategies Acquisition Corp.(g)	138,058	1,362,632
UTA Acquisition Corp.(g)	88,121	878,566
Vahanna Tech Edge Acquisition I Corp.(g)	132,585	1,336,457
Valor Latitude Acquisition Corp.(g)	22,158	217,038
Valuence Merger Corp. I(g)	121,556	1,228,931
VAM Investments Spac BV(g)	25,279	253,196
Vector Acquisition Corp. II(g)	14,215	139,876
Velocity Acquisition Corp.(g)	77,596	761,993
Viscogliosi Brothers Acquisition Corp.(g)	41,703	414,111
Vision Sensing Acquisition Corp.(g)	26,576	267,886
VMG Consumer Acquisition Corp.(g)	124,658	1,244,087
VPC Impact Acquisition Holdings II(g)	7,231	71,008
Vy Global Growth(g)	14,174	140,890
Warburg Pincus Capital Corp. I-A(g)	52,113	512,792
Warburg Pincus Capital Corp. I-B(g)	61,234	601,318
Warrior Technologies Acquisition Co.(g)	125,462	1,250,856
Welsbach Technology Metals Acquisition Corp.(g)	29,572	294,389
Western Acquisition Ventures Corp.(g)	29,980	298,601
Williams Rowland Acquisition Corp.(g)	143,801	1,446,638
WinVest Acquisition Corp.(g)	115,745	1,156,293
World Quantum Growth Acquisition Corp.(g)	84,860	845,206
Worldwide Webb Acquisition Corp.(g)	2,153	21,379
XPAC Acquisition Corp.(g)	11,711	114,651
Yotta Acquisition Corp.(g)	47,369	467,769
Zimmer Energy Transition Acquisition Corp.(g)	12,320	119,997
Z-Work Acquisition Corp.(g)	43,015	423,698
		364,566,000

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2022

	Shares	Fair Value

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES		$364,566,000
(Cost $359,008,011)

WARRANTS - 0.47%(g)
10X Capital Venture Acquisition Corp. III, Expires 12/31/2027, Strike Price $11.50	55,754	5,575
7 Acquisition Corp., Expires 11/05/2026, Strike Price $11.50	25,051	3,758
A SPAC II Acquisition Corp., Expires 05/03/2027, Strike Price $11.50	34,421	3,101
Achari Ventures Holdings Corp. I, Expires 08/05/2026, Strike Price $11.50	38,384	2,790
Agrinam Acquisition Corp, Expires 07/21/2027, Strike Price $11.50	19,798	3,861
Ahren Acquisition Corp., Expires 06/17/2028, Strike Price $11.50	47,850	7,177
Alpha Healthcare Acquisition Corp. III, Expires 04/12/2027, Strike Price $11.50	3,816	1,221
Alset Capital Acquisition Corp., Expires 02/02/2027, Strike Price $11.50	13,297	565
ALSP Orchid Acquisition Corp. I, Expires 11/30/2028, Strike Price $11.50	52,397	6,550
Andretti Acquisition Corp., Expires 03/23/2028, Strike Price $11.50	24,523	2,207
AP Acquisition Corp., Expires 12/07/2026, Strike Price $11.50	9,857	1,971
Apeiron Capital Investment Corp., Expires 06/24/2023, Strike Price $11.50	49,159	6,022
APx Acquisition Corp. I, Expires 08/19/2028, Strike Price $11.50	3,981	606
Arbor Rapha Capital Bioholdings Corp. I, Expires 03/14/2023, Strike Price $11.50	23,851	2,467
Arctos NorthStar Acquisition Corp., Expires 12/31/2028, Strike Price $11.50	28,596	3,317
Arena Fortify Acquisition Corp., Expires 12/31/2028, Strike Price $11.50	51,232	8,817
Arisz Acquisition Corp., Expires 11/16/2026, Strike Price $11.50	34,348	2,231
Artemis Strategic Investment Corp., Expires 02/12/2023, Strike Price $11.50	52,405	5,736
Ascendant Digital Acquisition Corp. III, Expires 04/19/2023, Strike Price $11.50	78,866	9,196
Athena Consumer Acquisition Corp., Expires 07/20/2023, Strike Price $11.50	33,717	5,054
Athena Technology Acquisition Corp. II, Expires 10/17/2028, Strike Price $11.50	36,968	5,878
Athlon Acquisition Corp., Expires 03/05/2026, Strike Price $11.50	10,917	764
Atlantic Coastal Acquisition Corp. II, Expires 06/02/2028, Strike Price $11.50	80,774	7,391
Ault Disruptive Technologies Corp., Expires 06/20/2028, Strike Price $11.50	18,483	958
Aura FAT Projects Acquisition Corp., Expires 06/02/2027, Strike Price $11.50	58,439	5,479
Aurora Technology Acquisition Corp., Expires 02/07/2028, Strike Price $11.50	63,578	2,225
Axios Sustainable Growth Acquisition Corp., Expires 02/16/2027, Strike Price $11.50	43,990	2,622
Banyan Acquisition Corp., Expires 09/30/2028, Strike Price $11.50	45,560	5,556
Battery Future Acquisition Corp., Expires 05/26/2028, Strike Price $11.50	36,968	7,390
Beard Energy Transition Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	60,293	12,360
BenevolentAI, Expires 06/30/2026, Strike Price $11.50	7,014	2,867
Benson Hill Inc., Expires 03/25/2027, Strike Price $3.90(c)	187,607	58,158
BioPlus Acquisition Corp., Expires 07/19/2028, Strike Price $11.50	45,412	6,812
Black Mountain Acquisition Corp., Expires 10/15/2027, Strike Price $11.50	46,279	7,405
Black Spade Acquisition Co., Expires 06/29/2023, Strike Price $11.50	14,266	1,890
bleuacacia, Ltd., Expires 10/30/2026, Strike Price $11.50	100,804	10,564
Blockchain Coinvestors Acquisition Corp. I, Expires 11/01/2028, Strike Price $11.50	93,986	8,482
Blue Ocean Acquisition Corp., Expires 10/21/2028, Strike Price $11.50	16,257	1,706
Blue World Acquisition Corp., Expires 01/10/2029, Strike Price $11.50	23,302	1,050
Bluescape Opportunities Acquisition Corp., Expires 01/31/2026, Strike Price $11.50	49,310	5,232
Bullpen Parlay Acquisition Co., Expires 12/03/2026, Strike Price $11.50	57,733	10,455
BurTech Acquisition Corp., Expires 12/18/2026, Strike Price $11.50	23,368	1,881
BYTE Acquisition Corp., Expires 12/31/2028, Strike Price $11.50	20,143	2,315
C5 Acquisition Corp., Expires 05/19/2028, Strike Price $11.50	72,059	11,529

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2022

	Shares	Fair Value
Cactus Acquisition Corp. 1, Ltd., Expires 07/20/2023, Strike Price $11.50	21,180	$2,858
Canna-Global Acquisition Corp., Expires 02/09/2028, Strike Price $11.50	154,766	6,562
Capitalworks Emerging Markets Acquisition Corp., Expires 04/27/2028, Strike Price $11.50	69,120	6,909
Carney Technology Acquisition Corp. II, Expires 11/30/2027, Strike Price $11.50	46,429	7,426
CARTESIAN GROWTH Corp. II, Expires 07/12/2028, Strike Price $11.50	5,984	1,556
Cartica Acquisition Corp., Expires 04/30/2028, Strike Price $11.50	74,354	13,012
Catalyst Partners Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	4,076	765
CENAQ Energy Corp., Expires 12/31/2027, Strike Price $11.50	327	29
CF Acquisition Corp. IV, Expires 12/14/2025, Strike Price $11.50	13,333	993
CF Acquisition Corp. VII, Expires 03/15/2026, Strike Price $11.50	4,928	702
Chain Bridge I, Expires 12/31/2028, Strike Price $11.50	33,367	6,340
Chenghe Acquisition Co., Expires 04/28/2027, Strike Price $11.50	400	57
Churchill Capital Corp. VII, Expires 02/29/2028, Strike Price $11.50	26,731	5,881
CIIG Capital Partners II, Inc., Expires 02/28/2028, Strike Price $11.50	11,642	1,860
Cineworld, Expires 11/23/2025, Strike Price $0.04	88,914	11,153
Clarim Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	27,552	3,167
Clean Earth Acquisitions Corp., Expires 02/24/2028, Strike Price $11.50	49,587	4,488
Climate Real Impact Solutions II Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	24	3
ClimateRock, Expires 06/01/2027, Strike Price $11.50	11,778	1,187
Compute Health Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	26,926	5,116
Concord Acquisition Corp. II, Expires 12/31/2028, Strike Price $11.50	25,741	6,178
Concord Acquisition Corp. III, Expires 12/31/2028, Strike Price $11.50	54,452	9,513
Consilium Acquisition Corp. I, Ltd., Expires 06/01/2027, Strike Price $11.50	38,488	2,973
Corner Growth Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	41,045	2,467
Counter Press Acquisition Corp., Expires 02/09/2027, Strike Price $11.50	10,106	1,011
Crescera Capital Acquisition Corp., Expires 04/20/2028, Strike Price $11.50	63,791	6,902
Crypto 1 Acquisition Corp., Expires 01/11/2027, Strike Price $11.50	98,684	9,839
Crystal Peak Acquisition, Expires 06/22/2026, Strike Price $11.50	34,484	15,690
D & Z Media Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	1,601	105
DEE Tech SA, Expires 06/23/2023, Strike Price $11.50	35,099	5,203
Deep Lake Capital Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	27,192	1,474
Deezer SA, Expires 06/07/2027, Strike Price $11.50	95,238	14,601
Denali Capital Acquisition Corp., Expires 04/07/2027, Strike Price $11.50	27,621	2,507
DHC Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	25,249	5,052
DiamondHead Holdings Corp., Expires 01/28/2028, Strike Price $11.50	11,333	1,656
Digital Health Acquisition Corp., Expires 10/14/2023, Strike Price $11.50	17,736	1,419
dMY Technology Group, Inc. VI, Expires 06/25/2023, Strike Price $11.50	3,783	946
DUET Acquisition Corp., Expires 07/19/2028, Strike Price $11.50	5,996	775
EG Acquisition Corp., Expires 05/28/2028, Strike Price $11.50	27,981	4,477
Emerging Markets Horizon Corp., Expires 02/08/2028, Strike Price $11.50	73,685	9,579
Empowerment & Inclusion Capital I Corp., Expires 12/31/2027, Strike Price $11.50	16,634	998
Energem Corp., Expires 03/10/2023, Strike Price $11.50	45,714	3,433
Energy Transition Partners BV, Expires 07/16/2026, Strike Price $11.50	16,852	4,220
Epiphany Technology Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	36,039	4,685
EQ Health Acquisition Corp., Expires 02/02/2028, Strike Price $11.50	20,194	2,038
ESGEN Acquisition Corp., Expires 06/28/2023, Strike Price $11.50	61,117	10,084

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2022

	Shares	Fair Value
Eureking SA, Expires 05/12/2027, Strike Price $11.50	59,955	$21,447
EVe Mobility Acquisition Corp., Expires 05/12/2028, Strike Price $11.50	27,110	3,401
Everest Consolidator Acquisition Corp., Expires 07/19/2028, Strike Price $11.50	50,492	5,254
Evergreen Corp., Expires 02/15/2027, Strike Price $11.50	70,092	5,418
ExcelFin Acquisition Corp., Expires 07/05/2023, Strike Price $11.50	22,366	3,688
Executive Network Partnering Corp., Expires 09/25/2028, Strike Price $11.50	229,908	211,515
Fat Projects Acquisition Corp., Expires 12/16/2022, Strike Price $11.50	37,947	2,463
FG Acquisition Corp., Expires 04/05/2030, Strike Price $11.50	25,263	27,537
FG Merger Corp., Expires 06/17/2027, Strike Price $11.50	1,112	131
Financial Strategies Acquisition Corp., Expires 03/31/2028, Strike Price $11.50	6,820	406
Financials Acquisition Corp., Expires 04/04/2027, Strike Price $1150.00	28,696	4,543
Finnovate Acquisition Corp., Expires 04/15/2023, Strike Price $11.50	71,462	7,882
FinServ Acquisition Corp. II, Expires 02/17/2026, Strike Price $11.50	22,794	3,739
FinTech Acquisition Corp. VI, Expires 12/31/2027, Strike Price $11.50	512	67
Fintech Ecosystem Development Corp., Expires 12/31/2028, Strike Price $11.50	27,352	2,222
Fintech Evolution Acquisition Group, Expires 03/31/2028, Strike Price $11.50	17,608	1,914
Flame Acquisition Corp., Expires 12/31/2028, Strike Price $11.50	5,451	1,063
Forbion European Acquisition Corp., Expires 05/23/2028, Strike Price $11.50	7,393	1,109
Fortistar Sustainable Solutions Corp., Expires 12/31/2027, Strike Price $11.50	39,098	3,519
Fortune Rise Acquisition Corp., Expires 11/26/2023, Strike Price $11.50	15,616	1,285
FTAC Emerald Acquisition Corp., Expires 08/22/2028, Strike Price $11.50	27,108	4,473
FTAC Parnassus Acquisition Corp., Expires 03/10/2026, Strike Price $11.50	10,083	2,522
FTAC Zeus Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	135,656	20,348
Fusion Acquisition Corp. II, Expires 12/31/2027, Strike Price $11.50	20,782	2,099
Future Health ESG Corp., Expires 02/19/2023, Strike Price $11.50	37,402	12,728
FutureTech II Acquisition Corp., Expires 02/16/2027, Strike Price $11.50	48,383	2,901
Games & Esports Experience Acquisition Corp., Expires 10/21/2028, Strike Price $11.50	59,290	8,615
Gardiner Healthcare Acquisitions Corp., Expires 07/30/2028, Strike Price $11.50	14,786	1,406
Genesis Growth Tech Acquisition Corp., Expires 05/19/2028, Strike Price $11.50	9,241	2,451
GigCapital5, Inc., Expires 12/31/2028, Strike Price $11.50	3,954	237
GigInternational1, Inc., Expires 12/31/2028, Strike Price $11.50	31,595	1,738
Glass Houses Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	33,299	7,614
Global Blockchain Acquisition Corp., Expires 05/10/2027, Strike Price $11.50	40,470	2,084
Global Technology Acquisition Corp. I, Expires 07/13/2023, Strike Price $11.50	23,734	3,797
Globalink Investment, Inc., Expires 12/03/2026, Strike Price $11.50	14,771	687
GoGreen Investments Corp., Expires 06/04/2023, Strike Price $11.50	65,339	18,295
Gores Holdings IX, Inc., Expires 01/14/2029, Strike Price $11.50	40,512	17,623
Green Visor Financial Technology Acquisition Corp. I, Expires 05/08/2023, Strike Price $11.50	47,750	9,607
Growth For Good Acquisition Corp., Expires 11/12/2026, Strike Price $11.50	51,285	5,641
GSR II Meteora Acquisition Corp., Expires 07/22/2023, Strike Price $11.50	119,353	11,816
Harvey Gulf, Expires 12/31/2049, Strike Price $0.01	16,636	266,176
HCM ACQUISITION Corp., Expires 12/31/2027, Strike Price $11.50	10,493	1,878
Healthcare AI Acquisition Corp., Expires 12/14/2026, Strike Price $11.50	18,681	3,549
Heartland Media Acquisition Corp., Expires 10/21/2027, Strike Price $11.50	1,499	195
HHG Capital Corp., Expires 12/31/2027, Strike Price $11.50	17,425	784
HNR Acquisition Corp., Expires 07/29/2028, Strike Price $11.50	44,874	5,486
Home Plate Acquisition Corp., Expires 03/03/2023, Strike Price $11.50	4,107	534
Hunt Cos. Acquisition Corp. I, Expires 12/31/2028, Strike Price $11.50	52,706	5,271

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2022

	Shares	Fair Value
Iconic Sports Acquisition Corp., Expires 04/06/2023, Strike Price $11.50	19,665	$2,950
Inception Growth Acquisition, Ltd., Expires 10/15/2026, Strike Price $11.50	2,402	198
Industrial Human Capital, Inc., Expires 12/31/2028, Strike Price $11.50	14,916	373
Industrial Tech Acquisitions II, Inc., Expires 12/31/2028, Strike Price $11.50	47,509	6,098
Infinite Acquisition Corp., Expires 11/23/2028, Strike Price $11.50	46,166	8,915
InFinT Acquisition Corp., Expires 05/19/2027, Strike Price $11.50	55,058	3,854
Innovative International Acquisition Corp., Expires 04/03/2023, Strike Price $11.50	71,433	5,036
Integrated Rail and Resources Acquisition Corp., Expires 05/21/2023, Strike Price $11.50	48,874	11,730
Integrated Wellness Acquisition Corp., Expires 10/31/2028, Strike Price $11.50	1,869	374
Intelligent Medicine Acquisition Corp., Expires 01/13/2023, Strike Price $11.50	89,138	10,456
Investcorp Europe Acquisition Corp. I, Expires 11/23/2028, Strike Price $11.50	24,645	2,464
Investcorp India Acquisition Corp., Expires 06/28/2027, Strike Price $11.50	37,472	7,120
Jackson Acquisition Co., Expires 12/31/2028, Strike Price $11.50	11,842	1,776
Jaguar Global Growth Corp. I, Expires 02/11/2027, Strike Price $11.50	43,794	4,817
Jaws Mustang Acquisition Corp., Expires 01/30/2026, Strike Price $11.50	19,820	2,777
Juniper II Corp., Expires 12/31/2028, Strike Price $11.50	9,381	2,099
Jupiter Acquisition Corp., Expires 08/25/2022, Strike Price $11.50	1,531	222
Kairous Acquisition Corp. ltd, Expires 09/15/2026, Strike Price $11.50	6,765	440
Kernel Group Holdings, Inc., Expires 01/31/2027, Strike Price $11.50	1,326	93
Keyarch Acquisition Corp., Expires 07/25/2028, Strike Price $11.50	24,350	2,495
Kimbell Tiger Acquisition Corp., Expires 09/15/2028, Strike Price $11.50	59,791	11,656
KnightSwan Acquisition Corp., Expires 07/21/2028, Strike Price $11.50	4,497	731
LAMF Global Ventures Corp. I, Expires 04/04/2023, Strike Price $11.50	63,179	20,211
Larkspur Health Acquisition Corp., Expires 05/17/2028, Strike Price $11.50	7,100	852
LatAmGrowth SPAC, Expires 01/25/2028, Strike Price $11.50	37,849	5,677
LAVA Medtech Acquisition Corp., Expires 04/01/2023, Strike Price $11.50	57,923	9,847
Lazard Growth Acquisition Corp. I, Expires 12/31/2027, Strike Price $11.50	4,497	724
LDH Growth Corp. I, Expires 12/31/2028, Strike Price $11.50	1,613	245
Lefteris Acquisition Corp., Expires 10/23/2025, Strike Price $11.50	26,999	1,793
Levere Holdings Corp., Expires 12/31/2028, Strike Price $11.50	13,463	2,490
LF Capital Acquisition Corp. II, Expires 01/07/2026, Strike Price $11.50	60,499	6,195
Liberty Resources Acquisition Corp., Expires 10/31/2028, Strike Price $11.50	22,928	2,270
Lionheart III Corp., Expires 03/19/2023, Strike Price $11.50	36,580	4,223
LIV Capital Acquisition Corp. II, Expires 02/16/2027, Strike Price $11.50	43,759	3,063
Mana Capital Acquisition Corp., Expires 12/01/2026, Strike Price $11.50	19,933	2,591
McLaren Technology Acquisition Corp., Expires 03/03/2023, Strike Price $11.50	61,067	6,870
Mercato Partners Acquisition Corp., Expires 12/28/2026, Strike Price $11.50	15,665	2,114
Metal Sky Star Acquisition Corp., Expires 04/01/2027, Strike Price $11.50	40,420	1,764
Metals Acquisition Corp., Expires 07/12/2026, Strike Price $11.50	8,891	3,734
Monterey Bio Acquisition Corp., Expires 06/07/2023, Strike Price $11.50	24,230	1,342
Monument Circle Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	29,822	3,079
Motive Capital Corp. II, Expires 05/15/2028, Strike Price $11.50	8,206	2,257
Mount Rainier Acquisition Corp., Expires 12/04/2022, Strike Price $11.50	12,935	1,552
Mountain & Co. I Acquisition Corp., Expires 08/24/2023, Strike Price $11.50	62,660	5,877
Murphy Canyon Acquisition Corp., Expires 02/03/2027, Strike Price $11.50	51,468	4,761
Music Acquisition Corp., Expires 02/05/2028, Strike Price $11.50	15,545	1,943
Nabors Energy Transition Corp., Expires 11/17/2026, Strike Price $11.50	87,846	16,691
Natural Order Acquisition Corp., Expires 09/15/2025, Strike Price $11.50	17,483	872

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2022

	Shares	Fair Value
New Energy One Acquisition Corp. PLC, Expires 03/07/2027, Strike Price $11.50	222,976	$67,885
New Providence Acquisition Corp. II, Expires 12/31/2027, Strike Price $11.50	21,526	3,875
New Vista Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	14,117	1,412
Newcourt Acquisition Corp., Expires 04/12/2028, Strike Price $11.50	30,398	3,040
NightDragon Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	11,378	2,048
NorthView Acquisition Corp., Expires 08/02/2027, Strike Price $11.50	19,197	1,723
Nova Vision Acquisition Corp., Expires 12/31/2028, Strike Price $11.50	31,088	622
Nubia Brand International Corp., Expires 11/16/2026, Strike Price $11.50	29,262	2,872
OmniLit Acquisition Corp., Expires 11/08/2026, Strike Price $11.50	31,515	2,890
Onyx Acquisition Co. I, Expires 01/07/2023, Strike Price $11.50	24,790	3,345
Orion Acquisition Corp., Expires 02/19/2026, Strike Price $11.50	5,956	624
Oxus Acquisition Corp., Expires 01/27/2023, Strike Price $11.50	20,287	1,945
Papaya Growth Opportunity Corp. I, Expires 12/31/2028, Strike Price $11.50	76,584	9,190
Parsec Capital Acquisitions Corp., Expires 01/08/2023, Strike Price $11.50	9,369	562
Patria Latin American Opportunity Acquisition Corp., Expires 03/10/2027, Strike Price $11.50	46,145	7,559
Pearl Holdings Acquisition Corp., Expires 12/15/2026, Strike Price $11.50	18,484	3,142
PepperLime Health Acquisition Corp., Expires 03/28/2023, Strike Price $11.50	11,876	2,422
Perception Capital Corp. II, Expires 12/31/2028, Strike Price $11.50	58,258	6,324
Phoenix Biotech Acquisition Corp., Expires 09/01/2026, Strike Price $11.50	21,939	2,413
Pine Island Acquisition Corp., Expires 10/29/2027, Strike Price $11.50	2,271	448
Pontem Corp., Expires 12/31/2027, Strike Price $11.50	60,453	7,242
Power & Digital Infrastructure Acquisition II Corp., Expires 12/14/2028, Strike Price $11.50	87,961	16,713
Powered Brands, Expires 12/31/2027, Strike Price $11.50	12,449	967
PowerUp Acquisition Corp., Expires 02/18/2027, Strike Price $11.50	70,545	14,109
PROOF Acquisition Corp. I, Expires 12/03/2028, Strike Price $11.50	20,757	3,114
Prospector Capital Corp., Expires 01/01/2025, Strike Price $11.50	21,521	1,506
RCF Acquisition Corp., Expires 04/25/2023, Strike Price $11.50	31,463	8,495
Redwoods Acquisition Corp., Expires 03/15/2027, Strike Price $11.50	32,327	1,940
Relativity Acquisition Corp., Expires 02/11/2027, Strike Price $11.50	45,142	3,304
Revelstone Capital Acquisition Corp., Expires 05/24/2028, Strike Price $11.50	53	6
RF Acquisition Corp., Expires 05/01/2028, Strike Price $11.50	19,704	1,379
Rigel Resource Acquisition Corp., Expires 04/19/2023, Strike Price $11.50	31,854	8,242
Rose Hill Acquisition Corp., Expires 03/03/2023, Strike Price $11.50	41,528	7,874
Ross Acquisition Corp. II, Expires 02/12/2026, Strike Price $11.50	28,225	3,951
Science Strategic Acquisition Corp. Alpha, Expires 12/31/2027, Strike Price $11.50	79,319	5,600
Screaming Eagle Acquisition Corp., Expires 12/15/2027, Strike Price $11.50	22,674	6,802
Sculptor Acquisition Corp. I, Expires 04/15/2028, Strike Price $11.50	9,858	1,873
Seaport Calibre Materials Acquisition Corp., Expires 01/19/2023, Strike Price $11.50	14,252	2,280
ShoulderUp Technology Acquisition Corp., Expires 07/26/2023, Strike Price $11.50	94,845	13,857
SHUAA Partners Acquisition Corp. I, Expires 03/02/2027, Strike Price $11.50	22,958	4,020
Signal Hill Acquisition Corp., Expires 02/11/2027, Strike Price $11.50	13,462	1,885
SILVERspac, Inc., Expires 02/16/2023, Strike Price $11.50	18,449	4,427
Sizzle Acquisition Corp., Expires 03/12/2026, Strike Price $11.50	43,590	5,087
Sound Point Acquisition Corp. I, Ltd., Expires 03/02/2027, Strike Price $11.50	49,951	7,992
Southport Acquisition Corp., Expires 05/24/2028, Strike Price $11.50	6,161	877
Spindletop Health Acquisition Corp., Expires 12/31/2028, Strike Price $11.50	47,277	6,940
Spree Acquisition Corp. 1, Ltd., Expires 12/22/2028, Strike Price $11.50	20,337	1,973

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2022

	Shares	Fair Value
SpringBig Holdings, Inc., Expires 06/14/2027, Strike Price $11.50	24,279	$3,399
ST Energy Transition I, Ltd., Expires 12/02/2026, Strike Price $11.50	42,980	11,931
Sustainable Development Acquisition I Corp., Expires 12/31/2028, Strike Price $11.50	28,327	2,548
SVF Investment Corp., Expires 12/31/2027, Strike Price $11.50	28,720	4,072
Swiftmerge Acquisition Corp., Expires 06/17/2028, Strike Price $11.50	132	14
Tailwind International Acquisition Corp., Expires 03/01/2028, Strike Price $11.50	17,317	1,610
Talon 1 Acquisition Corp., Expires 04/18/2023, Strike Price $11.50	71,933	9,711
Target Global Acquisition I Corp., Expires 12/31/2027, Strike Price $11.50	18,073	4,236
TCW Special Purpose Acquisition Corp., Expires 12/31/2028, Strike Price $11.50	31,655	4,432
Tech and Energy Transition Corp., Expires 12/31/2027, Strike Price $11.50	59,992	8,999
Technology & Telecommunication Acquisition Corp., Expires 02/15/2027, Strike Price $11.50	52,993	4,571
Thrive Acquisition Corp., Expires 03/09/2023, Strike Price $11.50	47,781	4,998
Tishman Speyer Innovation Corp, Expires 12/31/2027, Strike Price $11.50	4,082	551
TKB Critical Technologies 1, Expires 01/08/2023, Strike Price $11.50	48,884	5,353
TLGY Acquisition Corp., Expires 01/14/2028, Strike Price $11.50	68,311	6,418
Transition SA, Expires 06/16/2026, Strike Price $11.50	33,822	8,651
Tribe Capital Growth Corp. I, Expires 03/05/2026, Strike Price $11.50	27,683	3,984
Trine II Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	78,462	10,781
TZP Strategies Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	40,990	3,755
UTA Acquisition Corp., Expires 10/30/2026, Strike Price $11.50	44,060	15,465
Vahanna Tech Edge Acquisition I Corp., Expires 11/30/2028, Strike Price $11.50	55,430	7,206
Valor Latitude Acquisition Corp., Expires 12/31/2028, Strike Price $11.50	3,725	410
Valuence Merger Corp. I, Expires 03/01/2027, Strike Price $11.50	60,778	7,445
VAM Investments Spac BV, Expires 07/27/2026, Strike Price $11.50	12,639	4,392
VEW AG, Expires 02/28/2026, Strike Price $11.50	19,185	2,503
Viscogliosi Brothers Acquisition Corp., Expires 03/18/2027, Strike Price $11.50	20,851	2,345
Vision Sensing Acquisition Corp., Expires 03/24/2023, Strike Price $11.50	49,182	2,459
VMG Consumer Acquisition Corp., Expires 07/03/2023, Strike Price $11.50	60,937	6,703
Western Acquisition Ventures Corp., Expires 01/12/2027, Strike Price $11.50	29,980	1,574
Yotta Acquisition Corp., Expires 03/15/2027, Strike Price $11.50	47,369	2,605
Zimmer Energy Transition Acquisition Corp., Expires 05/14/2023, Strike Price $11.50	1,716	592

TOTAL WARRANTS		1,820,458
(Cost $4,285,301)

RIGHTS - 0.05%(g)
A SPAC II Acquisition Corp., Expires 12/31/2049	68,843	7,229
Accretion Acquisition Corp., Expires 12/31/2049	37,215	4,641
Agrinam Acquisition Corp., Expires 12/31/2049	19,798	6,335
AIB Acquisition Corp., Expires 12/31/2049	41,417	4,562
Alset Capital Acquisition Corp., Expires 12/31/2049	26,594	2,127
Arisz Acquisition Corp., Expires 05/01/2023	34,348	2,748
Aurora Technology Acquisition Corp., Expires 02/07/2028	63,578	5,086
Axios Sustainable Growth Acquisition Corp., Expires 12/31/2049	43,990	2,006
bleuacacia, Ltd., Expires 12/31/2049	201,609	24,072
Blue World Acquisition Corp., Expires 12/31/2049	46,604	5,255

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2022

	Shares	Fair Value
Broad Capital Acquisition Corp., Expires 10/25/2022	53,360	$5,843
Clean Earth Acquisitions Corp., Expires 12/31/2049	99,174	14,410
ClimateRock, Expires 06/01/2027	23,557	1,946
Consilium Acquisition Corp. I, Ltd., Expires 06/01/2027	76,977	9,195
Deep Medicine Acquisition Corp., Expires 12/09/2022	15,116	2,378
Financial Strategies Acquisition Corp., Expires 03/31/2028	9,858	879
Fintech Ecosystem Development Corp., Expires 12/31/2028	54,704	5,470
Global Blockchain Acquisition Corp., Expires 12/31/2049	40,470	3,035
Globalink Investment, Inc., Expires 08/19/2023	4,837	485
Growth For Good Acquisition Corp., Expires 06/14/2023	75,556	9,422
GSR II Meteora Acquisition Corp., Expires 12/31/2049	7,459	11,077
Inception Growth Acquisition, Ltd., Expires 05/08/2023	7,394	682
Jaguar Global Growth Corp. I, Expires 12/31/2049	87,589	12,262
Jupiter Wellness Acquisition Corp., Expires 12/31/2049	18,463	1,702
Kairous Acquisition Corp. ltd, Expires 11/24/2023	13,555	1,152
Keyarch Acquisition Corp., Expires 07/25/2028	16,489	2,556
Metal Sky Star Acquisition Corp., Expires 12/31/2049	40,420	3,761
Mountain Crest Acquisition Corp. V, Expires 12/31/2049	8,917	714
NorthView Acquisition Corp., Expires 12/31/2049	38,482	4,185
QualTek Services, Inc., Expires 12/31/2049	73,592	9,567
Redwoods Acquisition Corp., Expires 12/31/2049	32,327	4,041
RF Acquisition Corp., Expires 12/31/2049	19,704	2,020
Sagaliam Acquisition Corp., Expires 12/31/2049	84,310	5,902
Welsbach Technology Metals Acquisition Corp., Expires 12/31/2049	29,572	2,403
Yotta Acquisition Corp., Expires 12/31/2049	47,369	3,790

TOTAL RIGHTS		182,938
(Cost $295,070)

SHORT TERM INVESTMENTS - 1.01%
JPMorgan US Treasury Plus Money Market Fund, 7 Day Yield 1.58%	3,821,220	3,821,220
BNY Mellon U.S. Treasury Fund, 7 Day Yield 1.31%(h)	81,000	81,000

TOTAL SHORT TERM INVESTMENTS		3,902,220
(Cost $3,902,220)

Total Investments - 138.07%		$534,465,979
(Cost $538,443,916)
Liabilities in Excess of Other Assets - (38.07)%		$(147,376,186)

Net Assets - 100.00%		$387,089,793
Amounts above are shown as a percentage of net assets as of July 31, 2022.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (the "Securities Act"). Total market value of Rule 144A securities amounts to $17,341,619, which represented approximately 4.48% of net assets as of July 31, 2022. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(b)	Security is in default as of period end and is therefore non-income producing.

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2022

(c)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(d)	Amount represents less than 0.005% of net assets.
(e)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(f)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2022, the aggregate market value of those securities was $3,753,290, which represents approximately 0.97% of net assets.
(g)	Non-income producing security.
(h)	A portion or all of the security is owned by BRW SPV I, a wholly-owned subsidiary of the Fund.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

PIK - Payment in-kind

Reference Rates:

1M US L - 1 Month LIBOR as of July 31, 2022 was 2.36%

3M US L - 3 Month LIBOR as of July 31, 2022 was 2.79%

6M US L - 6 Month LIBOR as of July 31, 2022 was 3.33%

CREDIT DEFAULT SWAP CONTRACTS - CENTRALLY CLEARED(a)

Buy/Sell Protection(a)	Single Name/ Index	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy	Single Name	RR Donnelley & Sons	(5.00)%	USD	12/20/26	3,845,000	$(191,728)	$506,536	$314,808
Sell	Index	Markit CDX North America High Yield Index, Series 37	5.00%	USD	12/20/26	49,500,000	1,168,002	(2,784,375)	(1,616,373)
Sell	Index	Markit CDX High Yield Index, Series 38	5.00%	USD	6/20/27	495,000	5,703	14,132	19,835
Sell	Single Name	Verizon Wireless	1.00%	USD	6/20/23	19,000,000	46,299	(28,509)	17,790
							$1,028,276	$(2,292,216)	$(1,263,940)

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2022

FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	Value	Fund Delivering	Cost	Unrealized Appreciation/ (Depreciation)
JP Morgan Chase	05/31/22	EUR	1,195,874	USD	1,195,874	$(57,597)
JP Morgan Chase	05/31/22	USD	36,639	GBP	36,639	$(197,776)
						$(255,373)

Financial instruments, at fair value(a)	Principal Amount / Quantity	Fair Value
CONTINGENT FORWARD PURCHASE CONTRACTS
Corporate Bonds
Leisure Facilities & Services
Selina Hospitality PLC, 6.000%, 06/27/2022	$7,539,000	$6,037,231
Total Corporate Bonds (Commitment $6,031,200)		6,037,231

Warrants
Leisure Facilities & Services
Selina Hospitality PLC, Strike $11.50	218,500	4,370
Total Warrants (Commitment $-)		4,370

Special Purpose Acquisition Company
Leisure Facilities & Services
BOA Acquisition Corp, Class B	56,543	44,104
Total Special Purpose Acquisition Companies (Commitment $-)		44,104
TOTAL CONTINGENT FORWARD PURCHASE CONTRACTS (Commitment $6,031,200)		6,085,705
TOTAL FINANCIAL INSTRUMENTS, AT FAIR VALUE (Commitment $6,031,200)		$6,085,705

(a)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

Investments in Securities at fair value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$61,550,562	$–	$61,550,562
Senior Loans	–	13,315,643	–	13,315,643
Common Stock	23,067,430	3,244,621	–	26,312,051
Convertible Corporate Bond	–	992,947	–	992,947
Closed End Funds	53,735,496	–	–	53,735,496
Special Purpose Acquisition Companies	364,268,665	–	297,335	364,566,000
Preferred Stock	99,720	305,969	2,219,500	2,625,189
Sovereign Debt Obligations	–	3,753,290	–	3,753,290
Unit Trust	1,709,185	–	–	1,709,185
Warrants	1,448,168	314,132	58,158	1,820,458
Rights	182,938	–	–	182,938
Short Term Investments	3,902,220	–	–	3,902,220
Total	$448,413,822	$83,477,164	$2,574,993	$534,465,979

Financial Instruments, at fair value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Contingent Forward Purchase Contracts	$–	$–	$6,085,705	$6,085,705
Total	–	–	6,085,705	6,085,705

Derivative contracts, at fair value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets
Forward Foreign Currency Contracts	–	(255,373)	–	(255,373)
Credit Default Swaps	$–	$1,028,276	$–	$1,028,276
Total	$–	$772,903	$–	$772,903